Securities, Amortized Cost and Fair Value of Available for Sale Securities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 5,381,781	$ 4,378,227
Unrealized Gains	18,220	44,785
Unrealized Losses	59,258	59,207
Fair Value	5,340,743	4,363,805
Restricted equity securities	397,599	618,109
Government-Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,498,227	3,500,000
Unrealized Gains	3,130	1,170
Unrealized Losses	10,117	4,640
Fair Value	4,491,240	3,496,530
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	20,233	25,592
Unrealized Gains	446	715
Unrealized Losses	0	0
Fair Value	20,679	26,307
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	300,000	300,000
Unrealized Gains	0	0
Unrealized Losses	300	45,000
Fair Value	299,700	255,000
Equities and Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	563,321	552,635
Unrealized Gains	14,644	42,900
Unrealized Losses	48,841	9,567
Fair Value	$ 529,124	$ 585,968